Significant Subsequent Events - Additional Information (Detail) - TWD ($) $ in Millions		1 Months Ended	4 Months Ended
	Feb. 13, 2026	Jan. 31, 2026	Apr. 30, 2026
Non Adjusting Events After Reporting Period [Member]
Disclosure of subsidiaries [line items]
Total amount of repayments of the long-term loans which were classified as non-current liabilities			$ 1,839
Purchase Of Interests In Associates [member] | Unimicron Technology Corp [Member]
Disclosure of subsidiaries [line items]
Purchase of interests in associates		$ 643
Changes in tax rates or tax laws enacted or announced [member]
Disclosure of subsidiaries [line items]
Increase in deferred tax assets	$ 1,947